SHAREHOLDERS' DEFICIT - Preferred Shares (Details) - Apollo Strategic Growth Capital - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.00005	$ 0.00005	$ 0.00005
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0